Share-Based Compensation And Awards (Stock Options Activity) (Details)		12 Months Ended
		Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning of year (in shares) | shares		7,358,130	8,363,031
Number of options, Granted (in shares) | shares		1,423,000	84,000
Number of options, Forfeited (in shares) | shares		(599,260)	(681,168)
Number of options, Exercised (in shares) | shares	[1]	(681,980)	(407,733)
Number of options, end of year (in shares) | shares		7,499,890	7,358,130
Weighted average exercise price, beginning of year | $ / shares		$ 26.36	$ 26.11
Weighted average exercise price, Granted | $ / shares		21.82	26.88
Weighted average exercise price, Forfeited | $ / shares		26.33	26.65
Weighted average exercise price, Exercised | $ / shares	[1]	25.84	21.57
Weighted average exercise price, end of year | $ / shares		$ 25.56	$ 26.36
Class B Non Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Exercised (in shares) | shares		(681,980)	(407,733)
Weighted average exercise price, Exercised | $ / shares		$ 33.67	$ 25.60

[1]	The weighted average Class B Share price for the options exercised for the year ended August 31, 2021 was $33.67 (2020 – $25.60).